Average Annual Total Returns - Investor A, C and Institutional - BlackRock Strategic Global Bond Fund, Inc.	Apr. 29, 2021
Bloomberg Barclays Global Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	9.20%
5 Years	4.79%
10 Years	2.83%
CustomBenchmarkReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	8.82%
5 Years	5.15%
10 Years		[1]
Investor A Shares
Average Annual Return:
1 Year	4.59%
5 Years	4.61%
10 Years	3.09%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	2.89%
5 Years	3.47%
10 Years	1.95%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.85%
5 Years	3.06%
10 Years	1.87%
Institutional Shares
Average Annual Return:
1 Year	9.04%
5 Years	5.70%
10 Years	3.76%
Investor C Shares
Average Annual Return:
1 Year	6.97%
5 Years	4.65%
10 Years	2.89%

[1]	The Bloomberg Barclays EM ex Korea Bond Index, which is part of the Custom Benchmark for the Fund, commenced in June 2013 and therefore the Custom Benchmark does not have a 10-year return.